Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net consist of the following:

	As of December 31,
	2024	2023

Capitalized development costs (1)	$11,995,622	$11,416,518
Purchased software	384,643	395,446
Software from business combinations	43,184,301	36,101,237
Subtotal	55,564,566	47,913,201
Less: accumulated amortization	(15,877,444)	(10,614,005)
Impairment	(28,614,264)	(2,266,746)
Intangible assets, net	$11,072,858	$35,032,450

(1)	The Group capitalized development costs related to its core supporting modules of the global trade applications and solutions incurred during the application development stage.